03054012

File Number: 08-401735	OMB Approval
For the reporting period ended December 31 ....2002........	OMB Number: 3235–0337. Expires: June 30, 2002. Estimated average burden hours per full response: 6.00. Estimated average burden hours per intermediate response: 1.50. Estimated average burden hours per minimum response: .50.

United States Securities and Exchange Commission, Washington, D.C. 20549

Form TA–2—Form for Reporting Activities of Transfer Agents Registered Pursuant to Section 17A of the Securities Exchange Act of 1934

Attention: Intentional misstatements or omissions of fact constitute Federal criminal violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA–1: (Do not use Form TA–2 to change name or address.) ALPHA TEACH STOCK TRANSFER TRUST

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged.

Name:	File No. (beginning with 84– or 85–):

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

__Yes X No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA–2.)

Name:	File No. (beginning with 84– or 85–):
	PROCESSED
	APR 07 2003

THOMSON FINANCIAL

3. a. Registrant's appropriate regulatory agency. (Check one box only.)

__ Comptroller of the Currency
__ Federal Deposit Insurance Corporation
__ Board of Governors of the Federal Reserve System
X Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA–1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

__ Yes, filed amendment(s)
__ No, failed to file amendment(s)
X Not applicable

c. If the answer to subsection (b) is no, provide an explanation.

If the response to any of questions 4–11 below is none or zero, enter "0."

SEC MAIL PROCESSING RECEIVED